Loan Receivable (Details)		6 Months Ended	12 Months Ended
	Nov. 10, 2022 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2023 GBP (£)	Jan. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Mar. 14, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)
Loan Receivable (Details) [Line Items]
Loan receivable		$ 506,460	$ 483,588			£ 400,000
Principal amount		2,462,763			$ 328,000		$ 6,559,294	174,840
Cellen Life Sciences Limited [Member]
Loan Receivable (Details) [Line Items]
Loan receivable			483,588
Loan Restructuring Agreement | Cellen Life Sciences Limited [Member]
Loan Receivable (Details) [Line Items]
Loan payable	$ 500,000	500,000	$ 500,000
Interest rate, percentage	5.00%
Principal amount	$ 500,000
Bridge Loan Arrangement [Member]
Loan Receivable (Details) [Line Items]
Loan receivable				£ 400,000					£ 400,000